Goodwill and Intangible Assets - Gross Carrying Amounts and Accumulated Amortization of Intangible Assets, with Finite Lives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,032.7	$ 1,092.7
Accumulated Amortization	(500.0)	(457.7)
Net Carrying Amount	532.7	635.0
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	778.1	861.6
Accumulated Amortization	(355.2)	(334.0)
Net Carrying Amount	422.9	527.6
Contractual agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0.5	0.5
Accumulated Amortization	(0.5)	(0.5)
Net Carrying Amount	0.0	0.0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	53.0	52.8
Accumulated Amortization	(27.1)	(22.5)
Net Carrying Amount	25.9	30.3
Formulas/recipes
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22.1	23.4
Accumulated Amortization	(19.2)	(17.0)
Net Carrying Amount	2.9	6.4
Computer software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	179.0	154.4
Accumulated Amortization	(98.0)	(83.7)
Net Carrying Amount	$ 81.0	$ 70.7